STOCK OPTIONS AND STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Employees And Non Employees Service Share Based Compensation Allocation Of Recognized Period Costs [Table Text Block]
The Company realized share-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Six months ended April 30,
	2012	2013

Cost of revenue	$12	$14
Sales and marketing	233	144
Research and development	264	167
General and administrative	237	232
Total stock-based compensation	$746	$557

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Years ended October 31,
	2011	2012

Cost of revenue	$23	$29
Sales and marketing	212	511
Research and development	302	608
General and administrative	340	532
Total stock-based compensation	$877	$1,680

Variables Used In Black Sholes Calculation [Table Text Block]
The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Six months ended April 30,
	2012	2013

Expected dividend yield	0%	0%
Expected volatility	69 - 71%	71 - 74%
Risk-free interest rate	0.8 - 1.0%	0.7 - 0.9%
Expected term (years)	6.1	6.5

The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Years ended October 31,
	2011	2012

Expected dividend yield	0%	0%
Expected volatility	69 - 70%	69 - 71%
Risk-free interest rate	0.9 - 2.3%	0.7 - 1.0%
Expected term (years)	6.1	6.1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes information about stock option activity for the six months ended April 30, 2013 (unaudited):
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)

Outstanding at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Granted	107,686	$2.61
Forfeited	(144,266)	$4.54
Exercised	(19,571)	$1.36
Outstanding and expected to vest at April 30, 2013	2,075,093	$3.71	5.60	$0.6

Exercisable at April 30, 2013	1,638,441	$3.72	4.88	$0.5

The following table summarizes information about stock option activity for the years ended October 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)

Outstanding at October 31, 2010	1,882,798	$3.75	6.60	$3.4
Granted	533,388	$4.74
Forfeited	(142,068)	$5.98
Exercised	(57,645)	$1.64

Outstanding at October 31, 2011	2,216,473	$3.90	6.63	$3.5
Granted	170,154	$4.54
Forfeited	(183,857)	$6.43
Exercised	(71,526)	$2.09

Outstanding and expected to vest at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Exercisable at October 31, 2012	1,512,458	$3.79	5.19	$1.1

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans To Employees and Non Employees By Exercise Price Range [Table Text Block]
The following table shows information about outstanding stock options at April 30, 2013:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
Range of	Shares	Remaining	Average		Average
Exercise Prices	Outstanding	Contractual Term	Exercise Price	Shares	Exercise Price
$0.64 - $1.48	126,927	5.92	$0.75	118,127	$0.75
$1.56 - $1.56	430,384	7.21	$1.56	332,983	$1.56
$1.58 - $2.95	234,643	6.80	$2.13	195,395	$2.10
$3.08 - $3.83	218,716	3.49	$3.50	198,781	$3.49
$3.84 - $4.48	214,907	4.95	$4.39	185,447	$4.42
$4.52 - $4.60	99,811	2.46	$4.56	96,373	$4.56
$4.75 - $4.75	262,500	8.47	$4.75	98,437	$4.75
$4.76 - $5.28	208,788	6.79	$4.84	140,405	$4.88
$5.32 - $10.64	278,417	1.67	$7.19	272,493	$7.22

$0.64 - $10.64	2,075,093	5.60	$3.71	1,638,441	$3.72

The following table shows information about outstanding stock options at October 31, 2012:

			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
Range of			Shares	Remaining	Average		Average
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Exercise Price
$0.64	-	$1.55	135,801	6.70	$0.74	107,679	$0.75
$1.56	-	$1.75	444,227	7.82	$1.56	302,873	$1.56
$1.76	-	$3.51	222,626	5.10	$2.37	210,696	$2.33
$3.52	-	$4.39	220,762	6.07	$3.71	152,240	$3.60
$4.40	-	$4.59	283,769	3.95	$4.51	268,266	$4.51
$4.60	-	$4.74	264,375	8.92	$4.75	67,500	$4.75
$4.75	-	$5.07	242,946	7.87	$4.86	130,323	$4.90
$5.08	-	$7.47	240,537	3.62	$6.03	196,680	$6.06
$7.48	-	$10.64	76,201	1.12	$10.26	76,201	$10.26

$0.64	-	$10.64	2,131,244	6.20	$3.80	1,512,458	$3.79